Operating and non-operating costs (Tables)	12 Months Ended
Dec. 31, 2024
Operating And Non-operating Costs
Schedule of operating costs

For the twelve months ended December 31,	2024	2023

Personnel	$6,373	$5,720
Purchased services & materials(1)	6,201	2,015
Travel	712	42
Facilities and other expenses	717	584
	$14,003	$8,361

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

Schedule of financing costs

For the twelve months ended December 31,	2024	2023

Interest on bank loan	$5	$10
Interest on government loans	16	23
Interest on lease obligations	47	27
Interest on loan payable	17	-
Interest on accounts payable	4	1
	$89	$61